Expense Example {- Franklin Flex Cap Growth VIP Fund} - FTVIP Class 2-66 - Franklin Flex Cap Growth VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 99
3 years	388
5 years	699
10 years	$ 1,581